Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Comp. Table Total for CEO(1)(2) ($)		Average Summary Comp. Table Total for non-CEO NEOs(1)(2) ($)	Average Comp. Actually Paid to non-CEO NEOs(1)(2) ($)	Value of Initial Fixed $100 Investment Based On:
Year		Comp. Actually Paid to CEO(1)(2) ($)			Total Shareholder Return(3) ($)	S&P 500 Pharmaceuticals Index TSR(3) ($)	Net Income (Loss) ($)	Adjusted EBITDA(4) ($)

2024	14,833,704	9,230,819	3,374,788	2,395,892	41	159	338,000,000	910,000,000
2023	13,663,169	17,319,899	3,028,792	3,573,716	51	147	(1,231,000,000)	979,000,000
2022	12,713,632	(2,017,094)	2,782,450	863,887	41	147	(78,000,000)	1,017,000,000
2021	12,060,015	16,525,957	3,202,470	3,753,652	96	135	(483,000,000)	1,059,000,000
2020	8,958,820	9,320,037	2,151,684	2,175,973	104	108	(574,000,000)	529,000,000

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	For 2024, the CEO was our Chief Executive Officer Mr. Jeffrey Simmons, and the other NEOs were Mr. Todd Young- Executive Vice President and Chief Financial Officer; Dr. Ellen de Brabander- Executive Vice President, Innovation and Regulatory; Dr. Ramiro Cabral- Executive Vice President, Elanco International; and Mr. Tim Bettington, Executive Vice President, Global Strategy and Market Development.
For 2023, the CEO was our Chief Executive Officer Mr. Jeffrey Simmons, and the other NEOs were Mr. Todd Young- Executive Vice President and Chief Financial Officer; Dr. Ellen de Brabander- Executive Vice President, Innovation and Regulatory; Dr. Ramiro Cabral- Executive Vice President, Elanco International; and Mr. Tim Bettington, Executive Vice President, Global Strategy and Market Development.
For 2022, the CEO was our Chief Executive Officer Mr. Jeffrey Simmons, and the other NEOs were Mr. Todd Young- Executive Vice President and Chief Financial Officer; Dr. Ellen de Brabander- Executive Vice President, Innovation, Regulatory, and Business Development; Dr. Ramiro Cabral- Executive Vice President, Elanco International; and Mr. Bobby Modi, Executive Vice President, U.S. Pet Health and Global Digital Transformation.
For 2021, the CEO was our Chief Executive Officer Mr. Jeffrey Simmons, and the other NEOs were Mr. Todd Young- Executive Vice President and Chief Financial Officer; Mr. Aaron Schacht- Former Executive Vice President, Innovation, Regulatory, and Business Development; Ms. Joyce Lee- Former Executive Vice President, U.S. Pet Health and Commercial Operations; and Dr. Ramiro Cabral- Executive Vice President, Elanco International.
For 2020, the CEO was our Chief Executive Officer Mr. Jeffrey Simmons, and the other NEOs were Mr. Todd Young- Executive Vice President and Chief Financial Officer; Mr. Aaron Schacht- Former Executive Vice President, Innovation, Regulatory, and Business Development; Sarena Lin- Former Executive Vice President, Transformation and Technology; and Michael Bryant-Hicks- Former Executive Vice President, General Counsel and Corporate Secretary.

Peer Group Issuers, Footnote	Total shareholder return (“TSR”) is calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table. Upon review, it was determined that the amounts previously reported for the S&P 500 Pharmaceuticals Index TSR for 2021 - 2023 were inaccurate; those amounts have been adjusted in this year's table.
PEO Total Compensation Amount	$ 14,833,704	$ 13,663,169	$ 12,713,632	$ 12,060,015	$ 8,958,820
PEO Actually Paid Compensation Amount	$ 9,230,819	17,319,899	(2,017,094)	16,525,957	9,320,037
Adjustment To PEO Compensation, Footnote	A reconciliation of Total Compensation from the SCT to CAP to our Chief Executive Officer and the average of our Other NEOs is shown below. No dividends are paid on Elanco stock, so the table below does not include any reconciliation related to dividends paid in the years prior to vesting. Our NEOs do not participate in any pension plans, so the reconciliation covers equity awards only.

	2024
Adjustments(a)	CEO ($)	Average of Other NEOs ($)

Total Compensation from SCT	14,833,704	3,374,788
Adjustments for stock and option awards:
Deduct: SCT amount of Stock and Option awards	(12,000,033)	(2,143,032)
Add: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	8,631,866	1,555,010
Add/Deduct: The difference between the fair value of awards from the end of the prior fiscal year(s) to the end of the applicable fiscal year for awards that are outstanding and unvested at year end	(2,756,412)	(469,602)
Add: Change in fair value from the end of the prior fiscal year to the vesting date of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	521,693	78,727
Compensation Actually Paid (as calculated)	9,230,819	2,395,892
(a)    All equity awards used to determine compensation actually paid to NEOs were re-valued according to FASB ASC Topic 718 and use materially consistent methodologies and assumptions as those used for purposes of grant date fair values reported in the SCT.

Non-PEO NEO Average Total Compensation Amount	$ 3,374,788	3,028,792	2,782,450	3,202,470	2,151,684
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,395,892	3,573,716	863,887	3,753,652	2,175,973
Adjustment to Non-PEO NEO Compensation Footnote	A reconciliation of Total Compensation from the SCT to CAP to our Chief Executive Officer and the average of our Other NEOs is shown below. No dividends are paid on Elanco stock, so the table below does not include any reconciliation related to dividends paid in the years prior to vesting. Our NEOs do not participate in any pension plans, so the reconciliation covers equity awards only.

	2024
Adjustments(a)	CEO ($)	Average of Other NEOs ($)

Total Compensation from SCT	14,833,704	3,374,788
Adjustments for stock and option awards:
Deduct: SCT amount of Stock and Option awards	(12,000,033)	(2,143,032)
Add: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	8,631,866	1,555,010
Add/Deduct: The difference between the fair value of awards from the end of the prior fiscal year(s) to the end of the applicable fiscal year for awards that are outstanding and unvested at year end	(2,756,412)	(469,602)
Add: Change in fair value from the end of the prior fiscal year to the vesting date of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	521,693	78,727
Compensation Actually Paid (as calculated)	9,230,819	2,395,892
(a)    All equity awards used to determine compensation actually paid to NEOs were re-valued according to FASB ASC Topic 718 and use materially consistent methodologies and assumptions as those used for purposes of grant date fair values reported in the SCT.

Compensation Actually Paid vs. Net Income
CAP AND GAAP NET INCOME (LOSS)
The charts shown below present a graphical comparison of CAP to our Chief Executive Officer and the average CAP to our other NEOs set forth in the Pay Versus Performance Table above, as compared against the following performance measures: (1) GAAP Net Income, and (2) Adjusted EBITDA.
Executive pay is not linked to GAAP Net Income; therefore, there is a limited relationship between this metric and CAP.

Compensation Actually Paid vs. Company Selected Measure	CAP AND ADJUSTED EBITDA
Total Shareholder Return Vs Peer Group
CAP AND TSR VERSUS S&P 500 PHARMACEUTICALS INDEX TSR
The chart below compares our TSR, S&P 500 Pharmaceuticals Index TSR, and CAP to our Chief Executive Officer and other NEOs (averaged) for the five-year period from 2020 to 2024. The graph compares the return on Elanco’s common stock with that of the S&P 500 Pharmaceuticals Index, as described in footnote 3 from our Pay Versus Performance Table. The graph assumes a person invested $100 at market close on December 31, 2019 (the last trading day of 2019) in both Elanco and the S&P 500 Pharmaceuticals Index, and measures TSR, through and including the end of the fiscal year, for each year shown below. This TSR calculation includes both stock price and dividends. It assumes that dividends paid by a company are reinvested in that company’s stock.

Tabular List, Table

Total Shareholder Return	Adjusted EBITDA	Elanco Cash Earnings	Adjusted EBITDAR

Total Shareholder Return Amount	$ 41	51	41	96	104
Peer Group Total Shareholder Return Amount	159	147	147	135	108
Net Income (Loss)	$ 338,000,000	$ (1,231,000,000)	$ (78,000,000)	$ (483,000,000)	$ (574,000,000)
Company Selected Measure Amount	910,000,000	979,000,000	1,017,000,000	1,059,000,000	529,000,000
PEO Name	Mr. Jeffrey Simmons
Additional 402(v) Disclosure	For 2024, the most important metric in determining CAP to our NEOs was our TSR, as a 19% decrease in our share price was the primary driver in our year-over-year change in CAP. Because over 70% of our NEO and CEO's total on-target earnings is at-risk stock-based compensation, our executives’ CAP is closely aligned with the returns of our shareholders. However, because TSR is already reported in the table, we have identified our Company Selected Measure as Adjusted EBITDA. This measure was selected because it is a critical component embedded in the metrics of both our 2024 Annual Cash Incentive program as well as our 2023 and 2024 Performance Awards. For 2024, the combination of our Annual Cash Incentive and Performance Awards at target made up nearly half of at-target NEO compensation, so changes in Adjusted EBITDA have a material impact on resulting multiples in both metrics, impacting CAP to our executives. The full reconciliation between our GAAP Net Income and Adjusted EBITDA can be found in Appendix A: “Reconciliation of GAAP Reported to Selected Non-GAAP Adjusted Information.”
Relationship between Pay and Performance
As described in the “Compensation Discussion and Analysis,” our executive compensation program reflects a pay-for-performance philosophy. While we utilize several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance table above. Moreover, the Compensation and Human Capital Committee generally seeks to incentivize long-term performance, and therefore, does not specifically align the Company’s performance measures with CAP (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. Furthermore, both total compensation and CAP are impacted by various factors described in the “Compensation Discussion and Analysis,” including adjustments to NEO compensation over recent years on the glidepath to market competitive compensation.
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between CAP and the information presented in the Pay Versus Performance table.

Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Elanco Cash Earnings
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDAR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,000,033)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,631,866
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,756,412)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	521,693
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,143,032)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,555,010
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(469,602)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 78,727